INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED August 25, 2025 TO THE PROSPECTUSES
DATED February 28, 2025 OF:
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-PDBA-PRO-SUP 082525

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED August 25, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED February 28, 2025, as previously supplemented, OF:
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified.” Effective immediately, the disclosure in the Statement of Additional Information is updated as follows:
The fifth and sixth sentences in the first paragraph under the section titled “General Description of the Trust and the Funds” are hereby replaced with the following:
Each Fund is classified as “diversified” for purposes of the 1940 Act.
The first sentence in the section titled “Investment Restrictions” is hereby replaced with the following:
The Funds have adopted as fundamental policies the respective investment restrictions numbered (1) through (9) below.
In addition and accordingly, the Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-PS-SOAI 082525